Leases (Details - Lease maturity)	Sep. 30, 2025 USD ($)
Leases
Year ending December 31, 2025	$ 13,518
Year ending December 31, 2026	8,215
Total minimum lease payment	21,733
Less: imputed interest	(1,199)
Present value of future minimum lease payments	$ 20,534